UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Brazil                                                                    15.5%
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India                                                                     14.5
--------------------------------------------------------------------------------
Taiwan                                                                    13.2
--------------------------------------------------------------------------------
Korea, Republic of South                                                  12.7
--------------------------------------------------------------------------------
South Africa                                                               6.8
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Mexico                                                                     6.3
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Indonesia                                                                  5.1
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Turkey                                                                     4.6
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Egypt                                                                      3.4
--------------------------------------------------------------------------------
Russia                                                                     2.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                3.4%
--------------------------------------------------------------------------------
America Movil SA de CV, Series L                                           2.0
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                        1.6
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                        1.6
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                      1.5
--------------------------------------------------------------------------------
Samsung Electronics Co.                                                    1.5
--------------------------------------------------------------------------------
Surgutneftegaz OJSC, Sponsored ADR                                         1.4
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                  1.3
--------------------------------------------------------------------------------
All America Latina Logistica                                               1.3
--------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                1.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

          Asia                     51.2%
          Latin America            23.1
          Middle East/Africa       17.2
          Emerging Europe           3.2
          Europe                    2.7
          United States/Canada      2.6

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.

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                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We were quite pleased with our performance during the reporting period, given the strong absolute return of 28.41% for Class A shares (without sales charge) for the 12-month period ended August 31, 2006. On a relative basis, we outperformed the average Lipper competitor, placing us in the 2nd quartile of performance.

      The biggest drivers of that relative outperformance were the Industrials and Materials sectors where our stock selection proved very strong. Our best performing Industrial stock was Motech Industries, Inc., a solar panel display manufacturer. Motech was up 86% during the reporting period. In Materials, PT Aneka Tambang Tbk and Anglo Platinum Ltd. drove performance.

      From a country perspective Brazil and Taiwan were our best performing countries. In both cases a mix of stock selection and country allocation boosted results. Allocation played a more prominent role in Taiwan where our underweight in the latter half of last year (a period where that market significantly underperformed) helped the Fund.

      Relative to the benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, the biggest drag on performance was the Energy sector, where our lack of Russian holdings cost the Fund 162 basis points in performance. The Fund has historically avoided Russia because of the appalling status of minority shareholders and the extremely opaque governance structure at its leading energy companies. In the past we have been able to compensate for our underexposure, even with Russia's strong performance, with other holdings. However, with such strong outperformance for the Russian energy sector in the reporting period, we were only able to perform in line with our peers. We look forward to improved governance conditions in the Russian energy sector; a development which may be hastened by a correction in commodity prices.

      Another underperforming sector for the Fund was Consumer Staples. Here we were hurt by poor stock selection in which holdings such as Companhia Brasileira de Distribuicao Grupo Pao de Acucar (a Brazilian grocer) and President Chain Store Corp. (a collection of convenience stores in Taiwan and China) posted poor results. CBD was hurt by a shift in consumption away from staples and to durables (a phenomena which helped other holdings in the portfolio such as Lojas Americanas SA) while President Chain was hurt by weak consumer spending in Taiwan; itself a function of a deep political crisis in which the Prime Minister narrowly avoided impeachment, as well as concerns on relations with China.


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

      The worst performing countries were Russia, for reasons discussed earlier, and Korea. Ssangyong Motor Co., one of Korea's auto manufacturers, was a poor performer in the portfolio. In addition to weakening demand for autos caused by the rise in oil prices and a slowdown in Korean spending, attempts by the company to cut back on production were blocked by challenges from union workers. However, Ssangyong is a solid growth story, whose recent underperformance has led us to add to our position in the stock.

      In closing, we'd like to remind shareholders that investing in foreign markets, especially in the securities of emerging countries, poses considerable risks, including heightened volatility, political and economic uncertainty, currency fluctuations and higher expenses.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured from the inception of the Classes on November 18, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged capitalization-weighted equity index of issuers located in 26 developing markets. The MSCI Emerging Markets Index is widely recognized as a measure of performance in developing markets. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Developing Markets Fund (Class A)
      MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing            MSCI Emerging
                        Markets Fund (Class A)            Markets Index

      11/18/1996               $  9,425                     $ 10,000
      11/30/1996               $  9,331                     $ 10,000
      02/28/1997               $ 11,008                     $ 11,162
      05/31/1997               $ 11,923                     $ 11,102
      08/31/1997               $ 12,083                     $ 10,306
      11/30/1997               $ 10,641                     $  8,504
      02/28/1998               $ 11,331                     $  8,831
      05/31/1998               $ 11,073                     $  7,796
      08/31/1998               $  7,693                     $  5,062
      11/30/1998               $  9,091                     $  6,415
      02/28/1999               $  8,275                     $  6,247
      05/31/1999               $ 10,552                     $  7,787
      08/31/1999               $ 11,533                     $  8,538
      11/30/1999               $ 13,617                     $  9,157
      02/29/2000               $ 18,933                     $ 10,485
      05/31/2000               $ 16,504                     $  9,094
      08/31/2000               $ 17,198                     $  8,923
      11/30/2000               $ 14,677                     $  6,875
      02/28/2001               $ 16,147                     $  7,352
      05/31/2001               $ 15,456                     $  6,963
      08/31/2001               $ 13,745                     $  6,281
      11/30/2001               $ 13,309                     $  6,202
      02/28/2002               $ 15,614                     $  7,010
      05/31/2002               $ 15,981                     $  7,295
      08/31/2002               $ 14,492                     $  6,296
      11/30/2002               $ 13,920                     $  6,369
      02/28/2003               $ 13,564                     $  5,925
      05/31/2003               $ 15,372                     $  6,645
      08/31/2003               $ 18,538                     $  7,911
      11/30/2003               $ 21,310                     $  8,707
      02/29/2004               $ 24,182                     $ 10,064
      05/31/2004               $ 22,644                     $  9,145
      08/31/2004               $ 23,842                     $  9,264
      11/30/2004               $ 28,941                     $ 10,911
      02/28/2005               $ 33,271                     $ 12,401
      05/31/2005               $ 32,129                     $ 11,547
      08/31/2005               $ 35,865                     $ 12,771
      11/30/2005               $ 40,879                     $ 14,072
      02/28/2006               $ 47,848                     $ 16,476
      05/31/2006               $ 44,740                     $ 15,820
      08/31/2006               $ 46,053                     $ 16,286

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 21.03%       5-Year 25.86%       Since Inception (11/18/96) 16.89%


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Developing Markets Fund (Class B)
      MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing            MSCI Emerging
                        Markets Fund (Class B)            Markets Index

      11/18/1996               $ 10,000                     $ 10,000
      11/30/1996               $  9,900                     $ 10,000
      02/28/1997               $ 11,650                     $ 11,162
      05/31/1997               $ 12,580                     $ 11,102
      08/31/1997               $ 12,730                     $ 10,306
      11/30/1997               $ 11,190                     $  8,504
      02/28/1998               $ 11,886                     $  8,831
      05/31/1998               $ 11,593                     $  7,796
      08/31/1998               $  8,039                     $  5,062
      11/30/1998               $  9,492                     $  6,415
      02/28/1999               $  8,617                     $  6,247
      05/31/1999               $ 10,978                     $  7,787
      08/31/1999               $ 11,962                     $  8,538
      11/30/1999               $ 14,101                     $  9,157
      02/29/2000               $ 19,586                     $ 10,485
      05/31/2000               $ 17,039                     $  9,094
      08/31/2000               $ 17,729                     $  8,923
      11/30/2000               $ 15,096                     $  6,875
      02/28/2001               $ 16,577                     $  7,352
      05/31/2001               $ 15,842                     $  6,963
      08/31/2001               $ 14,065                     $  6,281
      11/30/2001               $ 13,593                     $  6,202
      02/28/2002               $ 15,917                     $  7,010
      05/31/2002               $ 16,259                     $  7,295
      08/31/2002               $ 14,713                     $  6,296
      11/30/2002               $ 14,119                     $  6,369
      02/28/2003               $ 13,759                     $  5,925
      05/31/2003               $ 15,592                     $  6,645
      08/31/2003               $ 18,804                     $  7,911
      11/30/2003               $ 21,616                     $  8,707
      02/29/2004               $ 24,529                     $ 10,064
      05/31/2004               $ 22,969                     $  9,145
      08/31/2004               $ 24,185                     $  9,264
      11/30/2004               $ 29,356                     $ 10,911
      02/28/2005               $ 33,748                     $ 12,401
      05/31/2005               $ 32,591                     $ 11,547
      08/31/2005               $ 36,379                     $ 12,771
      11/30/2005               $ 41,466                     $ 14,072
      02/28/2006               $ 48,535                     $ 16,476
      05/31/2006               $ 45,383                     $ 15,820
      08/31/2006               $ 46,714                     $ 16,286

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 22.44%       5-Year 26.18%       Since Inception (11/18/96) 17.06%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Developing Markets Fund (Class C)
      MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing            MSCI Emerging
                        Markets Fund (Class C)            Markets Index

      11/18/1996               $ 10,000                     $ 10,000
      11/30/1996               $  9,900                     $ 10,000
      02/28/1997               $ 11,660                     $ 11,162
      05/31/1997               $ 12,590                     $ 11,102
      08/31/1997               $ 12,740                     $ 10,306
      11/30/1997               $ 11,190                     $  8,504
      02/28/1998               $ 11,895                     $  8,831
      05/31/1998               $ 11,602                     $  7,796
      08/31/1998               $  8,042                     $  5,062
      11/30/1998               $  9,497                     $  6,415
      02/28/1999               $  8,622                     $  6,247
      05/31/1999               $ 10,984                     $  7,787
      08/31/1999               $ 11,980                     $  8,538
      11/30/1999               $ 14,109                     $  9,157
      02/29/2000               $ 19,582                     $ 10,485
      05/31/2000               $ 17,032                     $  9,094
      08/31/2000               $ 17,722                     $  8,923
      11/30/2000               $ 15,087                     $  6,875
      02/28/2001               $ 16,577                     $  7,352
      05/31/2001               $ 15,840                     $  6,963
      08/31/2001               $ 14,058                     $  6,281
      11/30/2001               $ 13,585                     $  6,202
      02/28/2002               $ 15,905                     $  7,010
      05/31/2002               $ 16,249                     $  7,295
      08/31/2002               $ 14,696                     $  6,296
      11/30/2002               $ 14,097                     $  6,369
      02/28/2003               $ 13,709                     $  5,925
      05/31/2003               $ 15,512                     $  6,645
      08/31/2003               $ 18,671                     $  7,911
      11/30/2003               $ 21,415                     $  8,707
      02/29/2004               $ 24,249                     $ 10,064
      05/31/2004               $ 22,672                     $  9,145
      08/31/2004               $ 23,823                     $  9,264
      11/30/2004               $ 28,864                     $ 10,911
      02/28/2005               $ 33,116                     $ 12,401
      05/31/2005               $ 31,926                     $ 11,547
      08/31/2005               $ 35,565                     $ 12,771
      11/30/2005               $ 40,464                     $ 14,072
      02/28/2006               $ 47,275                     $ 16,476
      05/31/2006               $ 44,129                     $ 15,820
      08/31/2006               $ 45,344                     $ 16,286

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 26.50%       5-Year 26.39%       Since Inception (11/18/96) 16.70%


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Developing Markets Fund (Class N)
      MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing            MSCI Emerging
                        Markets Fund (Class N)            Markets Index

      03/01/2001               $ 10,000                     $ 10,000
      05/31/2001               $  9,522                     $  9,471
      08/31/2001               $  8,460                     $  8,543
      11/30/2001               $  8,185                     $  8,436
      02/28/2002               $  9,593                     $  9,534
      05/31/2002               $  9,820                     $  9,921
      08/31/2002               $  8,894                     $  8,563
      11/30/2002               $  8,541                     $  8,663
      02/28/2003               $  8,319                     $  8,059
      05/31/2003               $  9,423                     $  9,038
      08/31/2003               $ 11,360                     $ 10,759
      11/30/2003               $ 13,047                     $ 11,842
      02/29/2004               $ 14,790                     $ 13,688
      05/31/2004               $ 13,833                     $ 12,438
      08/31/2004               $ 14,560                     $ 12,599
      11/30/2004               $ 17,655                     $ 14,840
      02/28/2005               $ 20,279                     $ 16,866
      05/31/2005               $ 19,561                     $ 15,705
      08/31/2005               $ 21,816                     $ 17,369
      11/30/2005               $ 24,846                     $ 19,139
      02/28/2006               $ 29,060                     $ 22,408
      05/31/2006               $ 27,145                     $ 21,517
      08/31/2006               $ 27,910                     $ 22,151

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 26.93%       5-Year 26.96%       Since Inception (3/1/01) 20.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Developing Markets Fund (Class Y)
      MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing            MSCI Emerging
                        Markets Fund (Class Y)            Markets Index

      09/07/2005               $ 10,000                     $ 10,000
      11/30/2005               $ 11,042                     $ 11,019
      02/28/2006               $ 12,938                     $ 12,901
      05/31/2006               $ 12,110                     $ 12,388
      08/31/2006               $ 12,478                     $ 12,753

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year N/A          5-Year N/A          Since Inception (9/7/05) 24.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING      ENDING         EXPENSES
                              ACCOUNT        ACCOUNT        PAID DURING
                              VALUE          VALUE          6 MONTHS ENDED
                              (3/1/06)       (8/31/06)      AUGUST 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00      $  962.50      $ 6.90
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00       1,018.20        7.10
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         958.60       10.72
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00       1,014.32       11.03
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         959.20       10.48
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00       1,014.57       10.77
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         960.40        8.89
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00       1,016.18        9.14
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         964.50        4.86
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00       1,020.27        5.00

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A             1.39%
------------------------------
Class B             2.16
------------------------------
Class C             2.11
------------------------------
Class N             1.79
------------------------------
Class Y             0.98

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Amtek Auto Ltd. 1                                   9,513,158   $    59,734,496
--------------------------------------------------------------------------------
Rico Auto Industries
Ltd. 1,2                                            8,990,692        13,842,980
                                                                ----------------
                                                                     73,577,476

--------------------------------------------------------------------------------
AUTOMOBILES--4.5%
Bajaj Auto Ltd.                                       627,393        36,346,595
--------------------------------------------------------------------------------
China Motor Corp.                                   6,679,250         5,055,654
--------------------------------------------------------------------------------
Ford Otomotiv
Sanayi AS                                           2,922,632        20,951,482
--------------------------------------------------------------------------------
Hyundai Motor Co.                                   1,012,235        85,291,829
--------------------------------------------------------------------------------
Hyundai Motor Co.
Ltd., Preference                                      359,820        17,359,476
--------------------------------------------------------------------------------
Kia Motors Corp.                                    4,312,985        68,294,533
--------------------------------------------------------------------------------
Mahindra &
Mahindra Ltd.                                       3,990,210        55,413,629
--------------------------------------------------------------------------------
PT Astra International
Tbk                                                45,562,500        55,594,564
--------------------------------------------------------------------------------
Ssangyong Motor
Co. 1,2                                            12,552,839        59,414,769
                                                                ----------------
                                                                    403,722,531

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Danubius Hotel &
Spa Rt. 2                                              42,989         1,153,494
--------------------------------------------------------------------------------
Jollibee Foods Corp.                               38,294,000        24,122,205
                                                                ----------------
                                                                     25,275,699

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.1%
Consorcio ARA,
SA de CV                                            6,052,000        28,172,181
--------------------------------------------------------------------------------
Corporacion GEO
SA de CV, Series B 2                               10,090,500        40,683,958
--------------------------------------------------------------------------------
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes, GDR 3                                  474,320        81,955,381
--------------------------------------------------------------------------------
Gafisa SA 2                                         2,868,400        37,995,597
--------------------------------------------------------------------------------
Humax Co. Ltd. 1                                    3,550,683        92,837,592

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Inventec Appliances
Corp. 1                                            22,053,200   $    57,853,910
--------------------------------------------------------------------------------
LG Electronics, Inc.,
Preference                                            166,401         6,447,974
--------------------------------------------------------------------------------
SARE Holding SA
de CV, Cl. B 1,2                                   45,037,950        50,762,331
--------------------------------------------------------------------------------
Steinhoff
International
Holdings Ltd. 2                                    17,641,600        57,533,867
                                                                ----------------
                                                                    454,242,791

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
GS Home Shopping,
Inc.                                                  130,624         9,463,700
--------------------------------------------------------------------------------
MEDIA--0.5%
Corporacion
Interamericana de
Entretenimiento
SA de CV 2                                         11,154,039        19,930,794
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                     3,084,000        17,507,294
--------------------------------------------------------------------------------
Yedang
Entertainment
Co. Ltd. 1,2                                        1,887,737         7,272,471
                                                                ----------------
                                                                     44,710,559

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Lojas Americanas
SA, Preference                                  1,341,870,000        59,464,118
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
JD Group Ltd.                                       1,610,192        14,863,311
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Folli-Follie SA                                       296,650         7,943,098
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de
Bebidas das
Americas, ADR                                         238,200         9,337,440
--------------------------------------------------------------------------------
Companhia de
Bebidas das
Americas, ADR,
Preference                                            948,500        42,549,710


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Fomento Economico
Mexicano SA de CV,
Sponsored ADR                                         566,000   $    53,158,720
--------------------------------------------------------------------------------
United Breweries
Holdings Ltd. 1                                     2,606,594        12,748,701
--------------------------------------------------------------------------------
United Breweries
Ltd. 1                                              7,133,890        17,729,330
                                                                ----------------
                                                                    135,523,901

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Companhia Brasileira
de Distribuicao
Grupo Pao de
Acucar, Sponsored
ADR                                                 2,909,100        80,174,796
--------------------------------------------------------------------------------
Jeronimo Martins
Sociedade Gestora
de Participacoes SA                                 1,600,732        28,628,811
--------------------------------------------------------------------------------
Massmart Holdings
Ltd.                                                3,675,012        28,070,674
--------------------------------------------------------------------------------
President Chain
Store Corp.                                        12,892,074        26,257,169
--------------------------------------------------------------------------------
Shinsegae
Department Store
Co.                                                    50,586        25,100,928
                                                                ----------------
                                                                    188,232,378

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Bunge Ltd.                                            354,200        19,955,628
--------------------------------------------------------------------------------
Sadia SA,
Preference 1                                       33,135,000        90,101,236
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                     907,200        19,175,052
--------------------------------------------------------------------------------
Uni-President
Enterprises Corp.                                  14,130,000        10,781,177
                                                                ----------------
                                                                    140,013,093

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Able C&C 1                                            589,454         4,384,267
--------------------------------------------------------------------------------
Trent Ltd.                                            701,326        12,587,999
                                                                ----------------
                                                                     16,972,266

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp. 2                                   80,402        34,961,028

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS
Natura Cosmeticos
SA                                                  2,950,500   $    37,734,473
--------------------------------------------------------------------------------
Pacific Corp.                                          49,072         6,355,419
                                                                ----------------
                                                                     79,050,920

--------------------------------------------------------------------------------
TOBACCO--1.7%
Eastern Tobacco Co.                                   888,822        46,462,206
--------------------------------------------------------------------------------
ITC Ltd.                                           12,240,625        50,372,401
--------------------------------------------------------------------------------
PT Gudang Garam
Tbk                                                43,454,500        48,245,625
                                                                ----------------
                                                                    145,080,232

--------------------------------------------------------------------------------
ENERGY--15.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
China Oilfield
Services Ltd.                                      12,406,000         6,938,969
--------------------------------------------------------------------------------
GlobalSantaFe
Corp.                                               1,755,900        86,425,398
--------------------------------------------------------------------------------
Hydril Co. 2                                          797,529        52,198,273
--------------------------------------------------------------------------------
Technip SA                                          1,174,184        67,753,824
--------------------------------------------------------------------------------
Tenaris SA, ADR                                     1,782,900        65,450,259
                                                                ----------------
                                                                    278,766,723

--------------------------------------------------------------------------------
OIL & GAS--12.1%
Bharat Petroleum
Corp. Ltd. 2                                        4,218,879        32,912,113
--------------------------------------------------------------------------------
China Petroleum
& Chemical Corp.                                  117,978,000        69,851,623
--------------------------------------------------------------------------------
China Shenhua
Energy Co. Ltd.                                    26,987,500        47,747,983
--------------------------------------------------------------------------------
Det Norske
Oljeselskap ASA 2                                  18,370,344        31,963,585
--------------------------------------------------------------------------------
LUKOIL, Sponsored
ADR                                                 1,012,900        84,779,730
--------------------------------------------------------------------------------
Oil & Natural Gas
Corp. Ltd.                                            798,640        20,896,617
--------------------------------------------------------------------------------
PetroChina Co. Ltd.                                38,142,000        42,794,277
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                             3,369,800       302,136,268
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                               680,300        54,845,786


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Reliance Industries
Ltd.                                                4,130,963   $    99,188,385
--------------------------------------------------------------------------------
S-Oil Corp.                                           839,750        57,392,671
--------------------------------------------------------------------------------
S-Oil Corp.,
Preference                                            215,948        10,895,119
--------------------------------------------------------------------------------
Surgutneftegaz OJSC,
Sponsored ADR                                       1,734,227       128,315,456
--------------------------------------------------------------------------------
Tupras-Turkiye Petrol
Rafinerileri AS                                     3,109,200        56,783,710
--------------------------------------------------------------------------------
Yanzhou Coal Mining
Co. Ltd.                                           44,961,000        31,738,197
                                                                ----------------
                                                                  1,072,241,520

--------------------------------------------------------------------------------
FINANCIALS--18.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Korea Investment
Holdings Co. Ltd.                                     830,850        33,386,731
--------------------------------------------------------------------------------
Mirae Asset Securities
Co. Ltd.                                              572,960        36,059,586
                                                                ----------------
                                                                     69,446,317

--------------------------------------------------------------------------------
COMMERCIAL BANKS--10.7%
Banco Bradesco SA,
Preference                                          2,254,256        73,873,147
--------------------------------------------------------------------------------
Banco
Latinoamericano de
Exportaciones SA,
Cl. E 1                                             3,299,385        54,307,877
--------------------------------------------------------------------------------
Banco Nossa Caixa
SA                                                  1,360,500        27,920,709
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                 10,467,391        46,055,561
--------------------------------------------------------------------------------
Bank Leumi
Le-Israel                                          12,956,600        46,205,740
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 3                                     2,675,100        20,999,535
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR                                       4,228,723        33,195,476
--------------------------------------------------------------------------------
Daegu Bank                                          1,667,800        27,932,570
--------------------------------------------------------------------------------
Grupo Financiero
Banorte SA de CV                                    4,258,300        12,463,184

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Grupo Financiero
Inbursa SA de CV                                   23,827,500   $    38,100,594
--------------------------------------------------------------------------------
Hana Financial
Group, Inc.                                           816,033        35,186,277
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                       2,300,200        61,392,338
--------------------------------------------------------------------------------
Israel Discount
Bank, Cl. A 2                                      13,230,853        21,600,898
--------------------------------------------------------------------------------
Jeonbuk Bank 1                                      2,466,548        17,960,924
--------------------------------------------------------------------------------
Kookmin Bank,
Sponsored ADR                                         635,100        51,176,358
--------------------------------------------------------------------------------
Orszagos
Takarekpenztar es
Kereskedelmi Bank
plc                                                 2,279,500        65,909,726
--------------------------------------------------------------------------------
PT Bank Mandiri                                   240,263,500        55,463,708
--------------------------------------------------------------------------------
Shinhan Financial
Group Co. Ltd.                                        672,490        30,132,853
--------------------------------------------------------------------------------
Standard Bank
Group Ltd.                                          2,491,736        26,878,976
--------------------------------------------------------------------------------
TMB Bank Public
Co. Ltd. 2                                        582,693,189        50,547,626
--------------------------------------------------------------------------------
Turkiye Is Bankasi,
Cl. C                                               5,414,300        31,235,635
--------------------------------------------------------------------------------
Turkiye Vakiflar
Bankasi TAO, Cl. D                                 14,841,200        68,394,961
--------------------------------------------------------------------------------
Woori Finance
Holdings Co. Ltd.                                   2,380,110        46,558,452
                                                                ----------------
                                                                    943,493,125

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Kiatnakin Bank
Public Co. Ltd.                                    17,401,420        13,196,926
--------------------------------------------------------------------------------
Tisco Bank Public
Co. Ltd.                                           24,094,980        13,280,059
                                                                ----------------
                                                                     26,476,985

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Fubon Financial
Holding Co. Ltd.                                  109,057,000        81,221,300
--------------------------------------------------------------------------------
Fubon Financial
Holding Co. Ltd.,
GDR                                                 1,624,400        12,426,660


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Haci Omer Sabanci
Holding AS                                         21,635,376   $    81,980,158
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS,
Sponsored ADR                                      17,834,250        17,388,394
                                                                ----------------
                                                                    193,016,512

--------------------------------------------------------------------------------
INSURANCE--1.8%
Aksigorta AS                                       12,983,810        47,424,990
--------------------------------------------------------------------------------
Anadolu Anonim
Turk Sigorta Sirketi                                1,691,866         2,887,735
--------------------------------------------------------------------------------
Cathay Financial
Holding Co. Ltd.                                   43,506,642        83,187,202
--------------------------------------------------------------------------------
Liberty Group Ltd.                                  2,228,783        21,929,495
--------------------------------------------------------------------------------
Shin Kong Financial
Holding Co. Ltd.                                    9,336,411         8,088,633
                                                                ----------------
                                                                    163,518,055

--------------------------------------------------------------------------------
REAL ESTATE--0.3%
Solidere, GDR 3                                     1,557,045        28,338,219
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Medinet Nasr for
Housing &
Development Co. 1                                   1,532,459        20,125,707
--------------------------------------------------------------------------------
Midland Holdings
Ltd.                                               35,704,000        15,884,257
--------------------------------------------------------------------------------
SM Prime Holdings,
Inc.                                              443,971,755        69,042,852
                                                                ----------------
                                                                    105,052,816

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Housing
Development
Finance Corp. Ltd.                                  3,839,500       108,097,581
--------------------------------------------------------------------------------
HEALTH CARE--2.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Diagnosticos da
America 1,2                                         3,273,900        63,859,374
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Divi's Laboratories
Ltd. 1                                                788,816        30,371,153
--------------------------------------------------------------------------------
Dr. Reddy's
Laboratories Ltd.                                     328,368         5,097,166

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Ranbaxy
Laboratories Ltd.                                   2,226,116   $    19,455,493
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                       1,757,000        61,073,320
                                                                ----------------
                                                                    115,997,132

--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Bharat Electronics
Ltd.                                                  818,900        20,393,751
--------------------------------------------------------------------------------
Elbit Systems Ltd.                                    157,177         4,518,029
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA                                   4,787,100        46,397,359
                                                                ----------------
                                                                     71,309,139

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.6%
Aveng Ltd.                                          2,274,805         8,418,197
--------------------------------------------------------------------------------
Continental
Engineering Corp.                                  14,736,210         7,794,448
--------------------------------------------------------------------------------
Empresas ICA
SA de CV 2                                         14,452,483        49,000,671
--------------------------------------------------------------------------------
GS Engineering &
Construction Corp.                                    324,560        22,079,528
--------------------------------------------------------------------------------
Hyundai
Development Co.                                       556,520        22,692,789
--------------------------------------------------------------------------------
Hyundai Engineering
& Construction Co.
Ltd. 2                                              1,069,542        56,520,060
--------------------------------------------------------------------------------
Impulsora del
Desarrollo y el
Empleo en America
Latina SA de CV 2                                  32,277,200        31,824,820
--------------------------------------------------------------------------------
Joongang
Construction
Co. Ltd.                                              325,260         4,710,395
--------------------------------------------------------------------------------
Kyeryong
Construction
Industrial Co. Ltd. 1                                 585,682        18,399,663
--------------------------------------------------------------------------------
Larsen & Toubro
Ltd.                                                1,877,531        96,983,241


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Orascom
Construction
Industries                                            112,200   $     4,711,266
                                                                ----------------
                                                                    323,135,078

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Bharat Heavy
Electricals Ltd.                                    1,129,247        54,866,820
--------------------------------------------------------------------------------
Motech Industries,
Inc. 2                                                531,000        13,090,785
--------------------------------------------------------------------------------
Ormat Industries
Ltd.                                                  589,662         5,865,557
                                                                ----------------
                                                                     73,823,162

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Empresas Copec SA                                     412,827         3,853,561
--------------------------------------------------------------------------------
Far Eastern Textile
Ltd.                                               17,434,880        12,242,814
--------------------------------------------------------------------------------
Keppel Corp. Ltd.                                   4,566,000        43,520,254
--------------------------------------------------------------------------------
Koc Holding AS 2                                   19,152,936        71,266,130
--------------------------------------------------------------------------------
LG Corp.                                              609,490        18,092,373
--------------------------------------------------------------------------------
Murray & Roberts
Holdings Ltd.                                       8,101,300        32,730,824
                                                                ----------------
                                                                    181,705,956

--------------------------------------------------------------------------------
MACHINERY--0.3%
SembCorp Marine
Ltd.                                               11,840,000        26,031,072
--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
All America Latina
Logistica                                           1,331,820       113,304,090
--------------------------------------------------------------------------------
All America Latina
Logistica, GDR 4                                      118,900        10,274,149
                                                                ----------------
                                                                    123,578,239

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Gateway Distriparks
Ltd.                                                2,828,000        10,504,347
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.8%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
High Tech Computer
Corp.                                               3,523,280        88,894,636

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Inventec Co. Ltd.                                  68,670,160   $    41,749,220
--------------------------------------------------------------------------------
Lite-On Technology
Corp. 2                                            41,931,075        52,068,895
--------------------------------------------------------------------------------
Mitac International
Corp.                                              30,230,211        30,784,797
--------------------------------------------------------------------------------
Quanta Computer,
Inc.                                               44,834,761        64,329,054
                                                                ----------------
                                                                    277,826,602

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Hon Hai Precision
Industry Co. Ltd.                                  25,051,200       141,261,155
--------------------------------------------------------------------------------
Merry Electronics
Co. Ltd. 1                                         12,873,090        45,784,552
--------------------------------------------------------------------------------
Synnex Technology
International Corp.                                31,548,088        28,003,106
--------------------------------------------------------------------------------
Varitronix
International Ltd. 1                               25,033,000        15,128,111
                                                                ----------------
                                                                    230,176,924

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
NHN Corp. 2                                           180,117        17,013,028
--------------------------------------------------------------------------------
Tech Mahindra
Ltd. 2                                                 36,412           421,318
                                                                ----------------
                                                                     17,434,346

--------------------------------------------------------------------------------
IT SERVICES--3.6%
HCL Technologies
Ltd.                                                4,421,393        55,259,099
--------------------------------------------------------------------------------
Infosys Technologies
Ltd.                                                3,033,200       118,282,070
--------------------------------------------------------------------------------
Infosys Technologies
Ltd., Sponsored
ADR                                                 1,157,512        51,914,413
--------------------------------------------------------------------------------
Tata Consultancy
Services Ltd.                                       4,398,746        94,341,215
                                                                ----------------
                                                                    319,796,797

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
Mtekvision Co. Ltd.                                    19,279           411,130
--------------------------------------------------------------------------------
Powerchip
Semiconductor
Corp.                                              32,018,797        21,169,694


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Samsung
Electronics Co.                                       195,328   $   131,393,506
--------------------------------------------------------------------------------
Sunplus Technology
Co. Ltd. 1                                         53,455,983        51,267,954
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing Co.
Ltd.                                               21,761,000        38,433,089
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing Co.
Ltd., ADR                                          11,799,400       109,852,414
--------------------------------------------------------------------------------
Telechips, Inc. 1                                     655,280        14,090,002
--------------------------------------------------------------------------------
United
Microelectronics
Corp.                                             181,412,798        99,263,763
                                                                ----------------
                                                                    465,881,552

--------------------------------------------------------------------------------
MATERIALS--8.6%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Finetec Corp. 1                                     1,676,105        26,422,589
--------------------------------------------------------------------------------
Taiwan Fertilizer
Co. Ltd.                                            3,098,000         4,661,621
                                                                ----------------
                                                                     31,084,210

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Cemex SAB,
Sponsored ADR                                       1,689,264        48,802,837
--------------------------------------------------------------------------------
METALS & MINING--7.3%
Anglo Platinum Ltd.                                 1,250,261       140,015,369
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored
ADR                                                 2,931,700       135,239,321
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR                                       1,053,700        22,591,328
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, Sponsored
ADR                                                 2,941,400        52,945,200
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 2                                     1,858,100        25,548,875

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Highland Gold
Mining Ltd. 1,2                                     8,931,119   $    32,139,785
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                         459,510        85,023,680
--------------------------------------------------------------------------------
Inco Ltd.                                             857,200        66,843,452
--------------------------------------------------------------------------------
PT Aneka Tambang
Tbk 1                                             141,942,900        84,257,630
                                                                ----------------
                                                                    644,604,640

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Aracruz Celulose
SA, Sponsored ADR                                     708,700        36,802,791
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
PT Indosat Tbk                                    203,451,500        98,404,595
--------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk                                     117,957,000       102,876,271
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                    2,429,585        61,816,167
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                            864,100        11,244,585
                                                                ----------------
                                                                    274,341,618

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Advanced Info
Service Public Co.
Ltd.                                                9,667,700        23,281,715
--------------------------------------------------------------------------------
America Movil SA
de CV, Series L                                     4,847,200       180,849,032
--------------------------------------------------------------------------------
Bharti Airtel Ltd. 2                                7,820,593        69,080,364
--------------------------------------------------------------------------------
Far EasTone
Telecommunications
Co. Ltd.                                           20,507,000        22,192,306
--------------------------------------------------------------------------------
Hutchison
Telecommunications
International Ltd. 2                               17,286,000        30,494,573
--------------------------------------------------------------------------------
Orascom Telecom
Holding SAE                                         2,030,402       109,981,870
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.,
ADR                                                   902,800        19,771,320
--------------------------------------------------------------------------------
Turkcell Iletisim
Hizmetleri AS                                       1,293,856         6,006,842


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Vodafone Egypt
Telecommunications
Co. SAE                                             4,051,475   $    60,337,963
                                                                ----------------
                                                                    521,995,985

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Eletropaulo
Metropolitana SA,
Preference 2                                      913,058,900        40,329,607
--------------------------------------------------------------------------------
Reliance Energy Ltd.                                  375,822         3,540,973
                                                                ----------------
                                                                     43,870,580

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                     9,409,920        52,585,144
--------------------------------------------------------------------------------
Reliance Natural
Resources 2                                         5,010,963         2,148,248
                                                                ----------------
                                                                     54,733,392
                                                                ----------------
Total Common
Stocks
(Cost $7,041,011,164)                                             8,743,879,699

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Trent Ltd., 2% Sec.
Debs., 7/7/10 [INR]
(Cost $743,366)                                    32,425,500   $       600,709

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Trent Ltd. Wts., Exp.
1/7/10 2 (Cost $0)                                     63,757           369,924

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------
Undivided interest of 2.55% in joint repurchase
agreement (Principal Amount/Value $886,796,000,
with a maturity value of $886,924,585) with
UBS Warburg LLC, 5.22%, dated 8/31/06,
to be repurchased at $22,640,282 on
9/1/06, collateralized by Federal
National Mortgage Assn., 5%-5.50%,
9/1/35-12/1/35, with a value of
$906,809,462
(Cost $22,637,000)                              $  22,637,000        22,637,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $7,064,391,530)                                    98.9%    8,767,487,332
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                            1.1        94,927,158
                                                --------------------------------
NET ASSETS                                              100.0%  $ 8,862,414,490
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

INR               Indian Rupee

1. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES           GROSS              GROSS               SHARES
                                                    AUGUST 31, 2005       ADDITIONS         REDUCTIONS      AUGUST 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Able C&C                                                    537,778         124,981             73,305              589,454
Aksigorta AS*                                             8,762,905       6,491,905**        2,271,000           12,983,810
Amtek Auto Ltd.                                           7,296,853       2,304,705             88,400            9,513,158
Banco Latinoamericano de Exportaciones SA, Cl. E          3,805,885          53,800            560,300            3,299,385
Coca-Cola Femsa SA de CV, Sponsored ADR                   1,360,000              --          1,360,000                   --
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Sponsored ADR*                             2,892,100         311,400            294,400            2,909,100
Corporacion GEO SA de CV, Series B*                      28,915,000              --         18,824,500           10,090,500
Courts (Singapore) Ltd.                                  11,425,000              --         11,425,000                   --
Diagnosticos da America                                   2,139,100       1,976,600**          841,800            3,273,900


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES         GROSS              GROSS              SHARES
                                              AUGUST 31, 2005     ADDITIONS         REDUCTIONS     AUGUST 31, 2006
-------------------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd.                              796,149            --              7,333             788,816
Finetec Corp.                                       1,538,406       388,809            251,110           1,676,105
GS Home Shopping, Inc.*                               698,292            --            567,668             130,624
Highland Gold Mining Ltd.                                  --     8,931,119                 --           8,931,119
Humax Co Ltd.                                       1,272,452     2,493,233            215,002           3,550,683
Inventec Appliances Corp.                                  --    22,053,200**               --          22,053,200
Jeonbuk Bank                                               --     2,477,728***          11,180           2,466,548
Kiatnakin Bank plc*                                25,718,220     2,408,200         10,725,000          17,401,420
Kyeryong Construction Industrial Co. Ltd.             657,218            --             71,536             585,682
Lojas Americanas SA, Preference*                2,226,500,000   390,164,000      1,274,794,000       1,341,870,000
Medinet Nasr for Housing & Development Co.          1,316,496       228,063             12,100           1,532,459
Merry Electronics Co. Ltd.                                 --    12,873,090**               --          12,873,090
Mtekvision Co. Ltd.*                                  823,668        94,289            898,678              19,279
PT Aneka Tambang Tbk                              178,972,100            --         37,029,200         141,942,900
Rico Auto Industries Ltd.                                  --     8,990,692                 --           8,990,692
Sadia SA, Preference                               16,547,000    20,763,000          4,175,000          33,135,000
SARE Holding SA de CV, Cl. B                        1,174,416    50,643,925          6,780,391          45,037,950
Sinotrans Ltd.                                     91,900,000            --         91,900,000                  --
Ssangyong Motor Co.                                 7,796,210     4,853,709             97,080          12,552,839
Sunplus Technology Co. Ltd.                                --    53,455,983**               --          53,455,983
Telechips, Inc.                                       608,145        55,376              8,241             655,280
United Breweries Holdings Ltd.                      1,465,724     1,303,297**          162,427           2,606,594
United Breweries Ltd.                                 719,989            --            719,989**                --
United Breweries Ltd.                                      --     7,133,890**               --           7,133,890
Varitronix International Ltd.                      11,577,000    17,968,000          4,512,000          25,033,000
Yedang Entertainment Co. Ltd.                              --     2,651,447            763,710           1,887,737

                                                                      VALUE           DIVIDEND            REALIZED
                                                                 SEE NOTE 1             INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Able C&C                                                     $    4,384,267      $     169,361      $   (2,779,116)
Aksigorta AS*                                                            --*         1,533,370          14,464,637
Amtek Auto Ltd.                                                  59,734,496            295,112             (84,640)
Banco Latinoamericano de Exportaciones SA, Cl. E                 54,307,877          6,304,365          (3,866,355)
Coca-Cola Femsa SA de CV, Sponsored ADR                                  --                 --           8,232,349
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR*                                                           --*           796,384            (475,849)
Corporacion GEO SA de CV, Series B*                                      --*                --          53,326,839
Courts (Singapore) Ltd.                                                  --                 --             (42,532)
Diagnosticos da America                                          63,859,374                 --          (3,026,240)
Divi's Laboratories Ltd.                                         30,371,153            169,565              (3,105)
Finetec Corp.                                                    26,422,589            196,259             267,252
GS Home Shopping, Inc.*                                                  --*         1,354,360          18,745,780
Highland Gold Mining Ltd.                                        32,139,785                 --                  --
Humax Co Ltd.                                                    92,837,592            288,509          (1,878,038)
Inventec Appliances Corp.                                        57,853,910          2,271,400                  --
Jeonbuk Bank                                                     17,960,924            168,841             (13,030)
Kiatnakin Bank plc*                                                      --*         1,146,086          (1,673,573)
Kyeryong Construction Industrial Co. Ltd.                        18,399,663            421,850             310,428


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                      VALUE           DIVIDEND            REALIZED
                                                                 SEE NOTE 1             INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Lojas Americanas SA, Preference*                             $           --*     $   1,770,523      $   38,405,700
Medinet Nasr for Housing & Development Co.                       20,125,707            736,147              62,731
Merry Electronics Co. Ltd.                                       45,784,552            716,996                  --
Mtekvision Co. Ltd.*                                                     --*           749,461          (3,831,606)
PT Aneka Tambang Tbk                                             84,257,630          1,933,645           4,830,170
Rico Auto Industries Ltd.                                        13,842,980                 --                  --
Sadia SA, Preference                                             90,101,236          3,191,227          (3,122,551)
SARE Holding SA de CV, Cl. B                                     50,762,331                 --            (991,012)
Sinotrans Ltd.                                                           --            860,240          (4,725,198)
Ssangyong Motor Co.                                              59,414,769                 --             (89,623)
Sunplus Technology Co. Ltd.                                      51,267,954          2,476,237                  --
Telechips, Inc.                                                  14,090,002             84,971              (4,476)
United Breweries Holdings Ltd.                                   12,748,701             14,339           1,471,001
United Breweries Ltd.                                                    --             24,376              26,490
United Breweries Ltd.                                            17,729,330                 --                  --
Varitronix International Ltd.                                    15,128,111          1,275,680          (1,053,979)
Yedang Entertainment Co. Ltd.                                     7,272,471                 --          (9,278,098)
                                                             ------------------------------------------------------
                                                             $  940,797,404      $  28,949,304      $  103,204,356
                                                             ======================================================

* No longer an affiliate as of August 31, 2006.

** Result of a corporate action.

*** All or a portion of the transactions were the result of a stock split or dividend.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $131,293,135 or 1.48% of the Fund's net assets as of August 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid securities as of August 31, 2006 was $10,274,149, which represents 0.12% of the Fund's net assets. In addition, the Fund has restricted currency of $7,114,229, which represents 0.08% of the Fund's net assets. See Note 6 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                            VALUE       PERCENT
-------------------------------------------------------------------------------------------------------------------
Brazil                                                                               $ 1,357,653,311          15.5%
India                                                                                  1,267,478,613          14.5
Taiwan                                                                                 1,157,716,008          13.2
Korea, Republic of South                                                               1,115,461,910          12.7
South Africa                                                                             595,427,641           6.8
Mexico                                                                                   553,749,122           6.3
Indonesia                                                                                444,842,393           5.1
Turkey                                                                                   404,320,037           4.6
Egypt                                                                                    295,814,023           3.4
Russia                                                                                   213,095,186           2.4
Israel                                                                                   185,319,105           2.1
United States                                                                            161,260,671           1.8
Hong Kong                                                                                146,037,451           1.7
Thailand                                                                                 100,306,326           1.1
Philippines                                                                               93,165,057           1.1
China                                                                                     86,425,149           1.0
Singapore                                                                                 69,551,326           0.8
France                                                                                    67,753,824           0.8
Hungary                                                                                   67,063,220           0.8


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS                                                                            VALUE       PERCENT
-------------------------------------------------------------------------------------------------------------------
Canada                                                                               $    66,843,452           0.8%
Luxembourg                                                                                65,450,259           0.7
Panama                                                                                    54,307,877           0.6
Bermuda                                                                                   35,083,739           0.4
Jersey, Channel Islands                                                                   32,139,785           0.4
Norway                                                                                    31,963,585           0.4
Cayman Islands                                                                            30,494,573           0.3
Portugal                                                                                  28,628,811           0.3
Lebanon                                                                                   28,338,219           0.3
Greece                                                                                     7,943,098           0.1
Chile                                                                                      3,853,561           0.0
                                                                                     ------------------------------
Total                                                                                $ 8,767,487,332         100.0%
                                                                                     ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement
of investments:
Unaffiliated companies (cost $6,246,859,275)                    $ 7,826,689,928
Affiliated companies (cost $817,532,255)                            940,797,404
                                                                ----------------
                                                                  8,767,487,332
--------------------------------------------------------------------------------
Cash                                                                  7,852,578
--------------------------------------------------------------------------------
Cash--foreign currencies (cost $62,157,906)                          62,137,439
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                       370
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     41,587,366
Interest and dividends                                               14,403,949
Shares of beneficial interest sold                                   12,413,725
Other                                                                    77,986
                                                                ----------------
Total assets                                                      8,905,960,745

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                    16,409
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                               18,361,525
Investments purchased                                                10,075,562
Foreign capital gains tax                                             6,495,394
Distribution and service plan fees                                    3,494,729
Custodian fees                                                        2,284,226
Transfer and shareholder servicing agent fees                         1,320,613
Shareholder communications                                              785,757
Trustees' compensation                                                  560,870
Other                                                                   151,170
                                                                ----------------
Total liabilities                                                    43,546,255

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 8,862,414,490
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                 $ 6,434,982,785
--------------------------------------------------------------------------------
Accumulated net investment income                                    21,332,483
--------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                   709,385,166
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
denominated in foreign currencies                                 1,696,714,056
                                                                ----------------
NET ASSETS                                                      $ 8,862,414,490
                                                                ================


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $7,069,819,065 and 184,943,427
shares of beneficial interest outstanding)                              $ 38.23
Maximum offering price per share (net asset
value plus sales charge of 5.75% of offering price)                     $ 40.56
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $308,973,068
and 8,184,634 shares of beneficial interest outstanding)                $ 37.75
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $945,369,222
and 25,326,382 shares of beneficial interest outstanding)               $ 37.33
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $240,672,689
and 6,401,789 shares of beneficial interest outstanding)                $ 37.59
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $297,580,446
and 7,774,642 shares of beneficial interest outstanding)                $ 38.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign
withholding taxes of $16,402,216)                               $   161,986,388
Affiliated companies (net of foreign
withholding taxes of $3,086,739)                                     28,949,304
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $4)                     8,891,113
--------------------------------------------------------------------------------
Other income                                                             13,931
                                                                ----------------
Total investment income                                             199,840,736

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      68,374,830
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              16,002,677
Class B                                                               3,125,684
Class C                                                               8,303,648
Class N                                                                 949,368
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              10,205,457
Class B                                                                 503,245
Class C                                                               1,031,598
Class N                                                                 583,615
Class Y                                                                  11,004
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 965,604
Class B                                                                 107,451
Class C                                                                 154,778
Class N                                                                  12,340
Class Y                                                                     982
--------------------------------------------------------------------------------
Custodian fees and expenses                                           7,339,017
--------------------------------------------------------------------------------
Trustees' compensation                                                  521,234
--------------------------------------------------------------------------------
Other                                                                   313,922
                                                                ----------------
Total expenses                                                      118,506,454
Less reduction to custodian expenses                                    (49,891)
Less waivers and reimbursements of expenses                             (35,719)
                                                                ----------------
Net expenses                                                        118,420,844

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                81,419,892


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies (net of foreign
  capital gains tax of $5,778,185)                              $   779,615,936
  Affiliated companies                                              103,204,356
Foreign currency transactions                                        62,973,234
Net increase from payment by affiliate                                1,146,863
                                                                ----------------
Net realized gain                                                   946,940,389
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $863,035)          420,895,694
Translation of assets and liabilities
denominated in foreign currencies                                   (11,863,318)
                                                                ----------------
Net change in unrealized appreciation                               409,032,376

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,437,392,657
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                           2006              2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $    81,419,892   $    61,764,538
-------------------------------------------------------------------------------------------------------
Net realized gain                                                        946,940,389       160,898,642
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    409,032,376       952,477,007
                                                                     ----------------------------------
Net increase in net assets resulting from operations                   1,437,392,657     1,175,140,187

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (68,674,628)      (31,307,183)
Class B                                                                   (1,912,990)         (879,176)
Class C                                                                   (5,631,498)       (1,898,747)
Class N                                                                   (1,612,601)         (545,843)
Class Y                                                                   (1,210,164)               --
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (168,966,879)      (10,889,372)
Class B                                                                   (8,946,174)         (742,531)
Class C                                                                  (20,858,379)       (1,173,811)
Class N                                                                   (4,578,511)         (217,007)
Class Y                                                                   (2,421,023)               --

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
 interest transactions:
Class A                                                                2,007,139,730     1,608,133,391
Class B                                                                   32,982,481        42,129,047
Class C                                                                  385,516,073       173,879,187
Class N                                                                  119,755,258        53,161,881
Class Y                                                                  288,912,376                --

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                         3,986,885,728     3,004,790,023
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    4,875,528,762     1,870,738,739
                                                                     ----------------------------------
End of period (including accumulated net investment income
of $21,332,483 and $20,945,106, respectively)                        $ 8,862,414,490   $ 4,875,528,762
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                         2006            2005             2004              2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     31.11     $     21.09      $     16.92       $     13.43     $     12.93
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1           .55 1            .48               .19             .25
Net realized and unrealized gain                        8.26            9.97             4.31              3.50             .45
                                                 -------------------------------------------------------------------------------
Total from investment operations                        8.68           10.52             4.79              3.69             .70
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.45)           (.37)            (.62)             (.20)           (.20)
Distributions from net realized gain                   (1.11)           (.13)              --                --              --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.56)           (.50)            (.62)             (.20)           (.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     38.23     $     31.11      $     21.09       $     16.92     $     13.43
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     28.41%          50.42%           28.61%            27.93%           5.44%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 7,069,819     $ 4,104,558      $ 1,549,854       $   588,450     $   337,405
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 6,540,507     $ 2,739,224      $ 1,145,452       $   374,841     $   257,746
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.11%           2.01%            1.64%             1.42%           1.91%
Total expenses                                          1.37%           1.43%            1.52%             1.81%           1.81%
Expenses after payments and waivers
and reduction to custodian expenses                     1.37%           1.43%            1.52%             1.76%           1.77%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   65%             28%              15%                6%             10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS B   YEAR ENDED AUGUST 31,                         2006            2005             2004              2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     30.78     $     20.87      $     16.79       $     13.32     $     12.82
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .11 1           .31 1            .12               .09             .15
Net realized and unrealized gain                        8.21            9.88             4.46              3.47             .44
                                                 -------------------------------------------------------------------------------
Total from investment operations                        8.32           10.19             4.58              3.56             .59
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.24)           (.15)            (.50)             (.09)           (.09)
Distributions from net realized gain                   (1.11)           (.13)              --                --              --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.35)           (.28)            (.50)             (.09)           (.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     37.75     $     30.78      $     20.87       $     16.79     $     13.32
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     27.44%          49.14%           27.50%            26.98%           4.61%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   308,973     $   222,723      $   119,749       $    84,705     $    63,005
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   313,463     $   169,763      $   117,271       $    62,676     $    54,744
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.30%           1.15%            0.61%             0.66%           1.14%
Total expenses                                          2.14%           2.24%            2.41%             2.67%           2.58%
Expenses after payments and waivers
and reduction to custodian expenses                     2.14%           2.24%            2.41%             2.52%           2.54%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   65%             28%              15%                6%             10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED AUGUST 31,                         2006            2005             2004              2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     30.49     $     20.70      $     16.67       $     13.25     $     12.78
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .15 1           .34 1            .31               .10             .17
Net realized and unrealized gain                        8.10            9.79             4.25              3.44             .41
                                                 -------------------------------------------------------------------------------
Total from investment operations                        8.25           10.13             4.56              3.54             .58
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.30)           (.21)            (.53)             (.12)           (.11)
Distributions from net realized gain                   (1.11)           (.13)              --                --              --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.41)           (.34)            (.53)             (.12)           (.11)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     37.33     $     30.49      $     20.70       $     16.67     $     13.25
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     27.50%          49.29%           27.60%            27.05%           4.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   945,369     $   450,012      $   175,025       $    77,081     $    46,722
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   832,650     $   294,791      $   145,460       $    52,236     $    33,334
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.42%           1.28%            0.83%             0.66%           1.15%
Total expenses                                          2.09%           2.17%            2.31%             2.57%           2.57%
Expenses after payments and waivers
and reduction to custodian expenses                     2.09%           2.17%            2.31%             2.52%           2.53%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   65%             28%              15%                6%             10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    40 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS N   YEAR ENDED AUGUST 31,                         2006            2005             2004              2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     30.67     $     20.84      $     16.77       $     13.36     $     12.91
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .30 1           .45 1            .45               .22             .32
Net realized and unrealized gain                        8.12            9.83             4.22              3.41             .34
                                                 -------------------------------------------------------------------------------
Total from investment operations                        8.42           10.28             4.67              3.63             .66
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.39)           (.32)            (.60)             (.22)           (.21)
Distributions from net realized gain                   (1.11)           (.13)              --                --              --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.50)           (.45)            (.60)             (.22)           (.21)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     37.59     $     30.67      $     20.84       $     16.77     $     13.36
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     27.93%          49.84%           28.16%            27.73%           5.13%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   240,673     $    98,236      $    26,110       $     8,709     $     1,741
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   194,085     $    57,727      $    18,770       $     4,196     $       686
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.81%           1.67%            1.31%             1.27%           1.68%
Total expenses                                          1.75%           1.82%            1.99%             2.08%           2.04%
Expenses after payments and waivers
and reduction to custodian expenses                     1.73%           1.80%            1.88%             1.99%           2.00%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   65%             28%              15%                6%             10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   PERIOD ENDED AUGUST 31,                                        2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $   32.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                     .65
Net realized and unrealized gain                                           7.15
                                                                      ----------
Total from investment operations                                           7.80
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       (.56)
Distributions from net realized gain                                      (1.11)
                                                                      ----------
Total dividends and/or distributions to shareholders                      (1.67)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $   38.28
                                                                      ==========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                        24.78%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $ 297,580
--------------------------------------------------------------------------------
Average net assets (in thousands)                                     $ 159,042
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                      1.76%
Total expenses                                                             0.97%
Expenses after payments and waivers
and reduction to custodian expenses                                        0.97%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                      65%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    42 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                    43 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    44 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $299,150,456      $541,645,449           $9,897,244       $1,597,062,384

1. The Fund had $9,897,244 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO       REDUCTION TO
                                    ACCUMULATED    ACCUMULATED NET
               INCREASE TO       NET INVESTMENT      REALIZED GAIN
               PAID-IN CAPITAL           INCOME   ON INVESTMENTS 4
               ---------------------------------------------------
               $160,564,322          $1,990,634       $158,573,688

4. $160,564,322, including $120,249,881 of long-term capital gain, was distributed in connection with Fund share redemptions.


                    45 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

                                             YEAR ENDED        YEAR ENDED
                                        AUGUST 31, 2006   AUGUST 31, 2005
        -----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                  $  145,815,535     $  34,630,949
        Long-term capital gain              138,997,312        13,022,721
                                         --------------------------------
        Total                            $  284,812,847     $  47,653,670
                                         ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities               $ 7,164,042,832
        Federal tax cost of other investments             55,071,045
                                                     ----------------
        Total federal tax cost                       $ 7,219,113,877
                                                     ================

        Gross unrealized appreciation                $ 2,039,518,335
        Gross unrealized depreciation                   (442,455,951)
                                                     ----------------
        Net unrealized appreciation                  $ 1,597,062,384
                                                     ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2006, the Fund's projected benefit obligations were increased by $361,563 and payments of $21,653 were made to retired trustees, resulting in an accumulated liability of $463,502 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and


                    46 | OPPENHEIMER DEVELOPING MARKETS FUND will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    47 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED AUGUST 31, 2006 1            YEAR ENDED AUGUST 31, 2005
                                      SHARES              AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                             116,245,460    $  4,343,069,164         88,754,718    $ 2,427,698,410
Dividends and/or
distributions reinvested           5,748,226         200,498,088          1,371,503         34,603,027
Redeemed                         (68,996,408)     (2,536,427,522) 2     (31,652,270)      (854,168,046) 3
                                 ------------------------------------------------------------------------
Net increase                      52,997,278    $  2,007,139,730         58,473,951    $ 1,608,133,391
                                 ========================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                               3,502,775    $    127,972,810          2,990,642    $    82,326,626
Dividends and/or
distributions reinvested             273,758           9,482,971             57,208          1,437,052
Redeemed                          (2,826,769)       (104,473,300) 2      (1,550,934)       (41,634,631) 3
                                 ------------------------------------------------------------------------
Net increase                         949,764    $     32,982,481          1,496,916    $    42,129,047
                                 ========================================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                              15,529,886    $    567,774,372          8,093,292    $   221,658,558
Dividends and/or
distributions reinvested             599,503          20,526,987            103,479          2,573,527
Redeemed                          (5,562,089)       (202,785,286) 2      (1,891,282)       (50,352,898) 3
                                 ------------------------------------------------------------------------
Net increase                      10,567,300    $    385,516,073          6,305,489    $   173,879,187
                                 ========================================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                               5,347,732    $    199,082,912          2,555,275    $    69,740,342
Dividends and/or
distributions reinvested             172,439           5,930,182             30,025            749,123
Redeemed                          (2,321,584)        (85,257,836) 2        (634,917)       (17,327,584) 3
                                 ------------------------------------------------------------------------
Net increase                       3,198,587    $    119,755,258          1,950,383    $    53,161,881
                                 ========================================================================

---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                               9,611,236    $    359,268,212                 --    $            --
Dividends and/or
distributions reinvested              53,371           1,858,372                 --                 --
Redeemed                          (1,889,965)        (72,214,208) 2              --                 --
                                 ------------------------------------------------------------------------
Net increase                       7,774,642    $    288,912,376                 --    $            --
                                 ========================================================================

1. For the year ended August 31, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to August 31, 2006, for Class Y shares.

2. Net of redemption fees of $151,090, $7,241, $19,235, $4,484 and $3,674 for
Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $67,827, $4,203, $7,299 and $1,429 for Class A, Class B, Class C and Class N, respectively.


                    48 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                             PURCHASES            SALES
        ---------------------------------------------------------------
        Investment securities           $7,632,346,894   $4,955,545,776

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE AUG. 31, 2005 TO DEC. 31, 2005      FEE SCHEDULE EFFECTIVE JAN. 1, 2006
-------------------------------------------      ---------------------------------------------
Up to $250 million of net assets      1.00%      Up to $250 million of net assets        1.00%
Next $250 million of net assets       0.95       Next $250 million of net assets         0.95
Next $500 million of net assets       0.90       Next $500 million of net assets         0.90
Over $1 billion of net assets         0.85       Next $6 billion of net assets           0.85
                                                 Next $3 billion of net assets           0.80
                                                 Over $10 billion of net assets          0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $11,694,704 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                    49 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $3,583,211, $9,447,325 and $1,378,238, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A         CLASS B         CLASS C         CLASS N
                             CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                           FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                       SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------
August 31, 2006           $2,392,405         $98,018        $431,611        $424,710         $78,663

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. During the year ended August 31, 2006, the Manager voluntarily reimbursed the Fund $1,146,863 for certain transactions.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2006, OFS waived $35,719 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                    50 | OPPENHEIMER DEVELOPING MARKETS FUND depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                            CONTRACT             VALUATION
                              EXPIRATION      AMOUNT                 AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION               DATES      (000s)       AUGUST 31, 2006   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Singapore Dollar [SGD]            9/1/06       2,932SGD         $1,862,970         $   --      $     274
                                                                                   ----------------------

CONTRACTS TO SELL
Hungarian Forint [HUF]            9/5/06      12,484HUF             57,740            370             --
New Turkish Lira [TRY]            9/1/06       2,824TRY          1,928,211             --         16,135
                                                                                   ----------------------
                                                                                      370         16,135
                                                                                   ----------------------
Total unrealized appreciation and depreciation                                     $  370      $  16,409
                                                                                   ======================

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of August 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                                ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                              DATES          COST   AUGUST 31, 2006   DEPRECIATION
-------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso [ARP]       10/14/05-2/22/06    $7,209,012        $7,114,229        $94,783

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires


                    51 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT Continued

the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    52 | OPPENHEIMER DEVELOPING MARKETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DEVELOPING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Developing Markets Fund, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Developing Markets Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 16, 2006


                    53 | OPPENHEIMER DEVELOPING MARKETS FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.7529 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 9, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended August 31, 2006 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $161,061,222 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $25,091,542 of foreign income taxes paid by the Fund during the fiscal year ended August 31, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $138,895,000 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2006, $4,820,091 or 6.10% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $258,436,914 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    54 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    55 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
                                  CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January
Chairman of the Board             2005); Attorney at Hogan & Hartson (law firm) (since June 1993); Director
of Trustees (since 2003),         of Covanta Holding Corp. (waste-to-energy company) (since 2002); Director
Trustee (since 1996)              of Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc.
Age: 75                           (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of
                                  Texas Instruments (1993-2001); Director of FMC Corporation (1993-2001).
                                  Oversees 43 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research
Trustee (since 2005)              foundation) (since 2005); Director of ICI Education Foundation (education
Age: 65                           foundation) (October 1991-August 2006); President of the Investment
                                  Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June
                                  2004). Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 53 portfolios
Trustee (since 1996)              in the OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002)
Trustee (since 1999)              and Member (since 1979) of the National Academy of Sciences; Council on
Age: 68                           Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                  Mellon Foundation (since 2001); Chair of Science Initiative Group (since
                                  1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World
                                  Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999);
                                  Provost at Duke University (1983-1991). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since
Trustee (since 2004)              October 1998); and Senior Vice President and General Auditor of American
Age: 63                           Express Company (financial services company) (July 1998-February 2003).
                                  Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)              adviser) (since 2002); Managing Director of Carmona Motley, Inc.
Age: 54                           (privately-held financial adviser) (since January 2002); Managing
                                  Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget
                                  Committee of the Council on Foreign Relations, the Investment Committee
                                  of the Episcopal Church of America, the Investment Committee and Board of
                                  Human Rights Watch and the Investment Committee of Historic Hudson
                                  Valley. Oversees 43 portfolios in the OppenheimerFunds complex.


                    56 | OPPENHEIMER DEVELOPING MARKETS FUND

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1996)              (February 1972-October 2005); Former Director of Prime Retail, Inc. (real
Age: 79                           estate investment trust), Dominion Energy Inc. (electric power and oil &
                                  gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers Mutual Insurance Company;
                                  Former President and Chief Executive Officer of The Conference Board,
                                  Inc. (international economic and business research). Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1996)              consulting and executive recruiting) (since 1993); Life Trustee of
Age: 74                           International House (non-profit educational organization); Founder,
                                  Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc.
                                  (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic
                                  Air Command, U.S. Air Force (1954-1958). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)              and Cathco (since 1996); Director of Lakes Environmental Association
Age: 65                           (since 1996); Member of the Investment Committee of the Associated Jewish
                                  Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and
Trustee (since 2005)              production company) (since 1994); Vice President, Secretary and Treasurer
Age: 58                           of Wold Trona Company, Inc. (soda ash processing and production) (since
                                  1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                                  1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                                  1979); Director and Chairman of the Denver Branch of the Federal Reserve
                                  Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September
Trustee (since 2005)              1995); Director of Special Value Opportunities Fund, LLC (registered
Age: 63                           investment company) (since September 2004); Member of Zurich Financial
                                  Investment Advisory Board (insurance) (since October 2004); Board of
                                  Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                  Odyssey Investment Partners, LLC (private equity investment) (January
                                  1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                  (investment research, non-profit); Governor, Jerome Levy Economics
                                  Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                                  (executive search firm). Oversees 53 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                       STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                                  TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                  TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                  AFFILIATES.


                    57 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
Trustee, President and            President (since September 2000) of the Manager; President and a director
Principal Executive Officer       or trustee of other Oppenheimer funds; President and Director of
(since 2001)                      Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
Age: 57                           company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                                  OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                  November 2001); Chairman and Director of Shareholder Services, Inc. and
                                  of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                  OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                  Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 1, 2001)
                                  and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                  Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of the Investment Company
                                  Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee
                                  of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M.
                                  Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                                  (June 1989-June 1998). Oversees 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
OF THE FUND                       MESSRS. MADDEN, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL
                                  CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                  VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                  CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

MARK MADDEN,                      Vice President of the Manager (since August 2004); Mr. Madden held the
Vice President and Portfolio      following positions in Global Asset Management at Pioneer Investment
Manager (since 2004)              Management, Inc.: Managing Director, Global Emerging Markets Team
Age: 49                           (November 2000-July 2004), Senior Vice President and Portfolio Manager,
                                  International Equities (December 1998-October 2000) and Vice President
                                  and Portfolio Manager, International Equities (February 1993-November
                                  1998). An officer of 8 portfolio in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief          March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Compliance Officer                Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      (since June 1983). Former Vice President and Director of Internal Audit
Age: 56                           of the Manager (1997-February 2004). An officer of 91 portfolios in the
                                  OppenheimerFunds complex.


                    58 | OPPENHEIMER DEVELOPING MARKETS FUND

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal           Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting          Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer (since 1999)              Oppenheimer Real Asset Management Corporation, and Oppenheimer
Age: 47                           Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                  Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                  2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                  Program (charitable trust program established by the Manager) (since June
                                  2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                  (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                  Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                  officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer               Manager/Financial Product Accounting of the Manager (November 1998-July
(since 2004)                      2002). An officer of 91 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer               Financial Reporting and Compliance of First Data Corporation (April
(since 2005)                      2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May
Age: 36                           2001-March 2003); Director of Mutual Fund Operations at American Data
                                  Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the
Age: 58                           Distributor (since December 2001); General Counsel of Centennial Asset
                                  Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                  Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer
                                  Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and
                                  Shareholder Services, Inc. (since December 2001); Senior Vice President,
                                  General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds
                                  Legacy Program (since June 2003); Senior Vice President and General
                                  Counsel of OFI Institutional Asset Management, Inc. (since November
                                  2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                  Senior Vice President (May 1985-December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary of the following:
                                  Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                  Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                  officer of 91 portfolios in the OppenheimerFunds complex.


                    59 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004);
Assistant Secretary               First Vice President (April 2001-April 2004), Associate General Counsel
(since 2004)                      (December 2000-April 2004), Corporate Vice President (May 1999-April
Age: 38                           2001) and Assistant General Counsel (May 1999-December 2000) of UBS
                                  Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary               Secretary (since October 2003) of the Manager; Vice President (since
(since 2001)                      1999) and Assistant Secretary (since October 2003) of the Distributor;
Age: 40                           Assistant Secretary of Centennial Asset Management Corporation (since
                                  October 2003); Vice President and Assistant Secretary of Shareholder
                                  Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                  Legacy Program and Shareholder Financial Services, Inc. (since December
                                  2001); Assistant Counsel of the Manager (August 1994-October 2003). An
                                  officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary               September 2004); First Vice President (2000-September 2004), Director
(since 2004)                      (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch
Age: 42                           Investment Management. An officer of 91 portfolios in the
                                  OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                    60 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $22,000 in fiscal 2006 and $18,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2006 and $132,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $201 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2006 and $5,000 during fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Venezuelan tax filing and filing form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $8,000 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $83,201 in fiscal 2006 and $137,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006